Equity Based Compensation - Summary of assumptions of the valuation scenarios (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
OPM [Member]
Summary of assumptions of the valuation scenarios [Line Items]
Expected volatility of total equity	95.00%
Discount for lack of market	30.00%
OPM [Member] | Maximum [Member]
Summary of assumptions of the valuation scenarios [Line Items]
Total equity value	$ 280,400
Expected time to exit event	3 years 8 months 12 days
OPM [Member] | Minimum [Member]
Summary of assumptions of the valuation scenarios [Line Items]
Total equity value	$ 234,551
Expected time to exit event	3 years 4 months 24 days
PWERM [Member]
Summary of assumptions of the valuation scenarios [Line Items]
Total equity value	$ 1,750,000
PWERM [Member] | Maximum [Member]
Summary of assumptions of the valuation scenarios [Line Items]
Expected volatility of total equity	90.00%
Discount for lack of market	15.00%
Expected time to exit event	6 months
PWERM [Member] | Minimum [Member]
Summary of assumptions of the valuation scenarios [Line Items]
Expected volatility of total equity	60.00%
Discount for lack of market	7.00%
Expected time to exit event	1 month 6 days